ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable for business acquisitions		6,398	7,623
Business taxes and other surcharge payables		48,557	41,178
Accrual for customer loyalty program		15,061	12,963
Payable to noncontrolling interest holders		7,112	11,751
Other payables		51,386	16,589
Accrued rental		41,517	35,989
Accrued utilities		38,336	28,332
Other accrued expenses		40,818	32,955
Total	$ 41,163	249,185	187,380